Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2018
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Lease Payments

9.	Prepaid Land Lease Payments

	December 31,
	2018	2017
Prepaid land lease payments	$10,502	$11,098
Less: accumulated amortization	2,198	2,070
Net carrying value	$8,304	$9,028

Prepaid land lease payments of the Shangdi facilities of Sinovac Beijing with a net book value of $281 (RMB 1.9 million) were pledged as collateral (note 10 (c)) for a bank loan from Bank of Beijing.

Prepaid land lease payments of the Changping facilities of Sinovac Beijing with a net book value of $2,359 (RMB 16.2 million) were pledged as collateral (note 10 (f), 10(i)) for a bank loan from China Construction Bank.

Amortization expense for prepaid land lease payments for the year ended December 31, 2018 was $249 (2017 - $243, 2016 - $247).